Long-term Investments (Details 2) $ in Thousands	1 Months Ended				12 Months Ended
	Jul. 31, 2016 CNY (¥)	Jul. 31, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Aug. 31, 2013 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥) company	Dec. 31, 2014 CNY (¥)
Investments in associated companies
Equity share of losses from associated companies						¥ 85,800,000	¥ 76,100,000	¥ 33,600,000
Equity investments
Gain related to the partial disposal of the Group's investment in an equity investee					$ 33,710	234,050,000
Impairment provision					$ 40,171	¥ 278,906,000	¥ 12,037,000	24,040,000
Yixin
Investments in associated companies
Percentage of equity interest acquired		35.00%		27.00%
Consideration in cash		¥ 127,500,000		¥ 200,000,000
Allocation of the purchase price
Tangible assets		8,579,000		58,320,000
Intangible assets		15,564,000		15,876,000
Goodwill		107,280,000		129,773,000
Deferred tax liabilities		(3,891,000)		(3,969,000)
Total		¥ 127,532,000		¥ 200,000,000
Joint venture established with several individuals, E-commerce
Investments in associated companies
Percentage of equity interest acquired			40.00%
Payments to acquire interest in joint venture			¥ 20,000,000
Joint ventures established, internet finance
Allocation of the purchase price
Number of joint venture established | company							2
Joint venture one established, internet finance
Investments in associated companies
Percentage of equity interest acquired	31.80%						30.00%
Consideration in cash	¥ 15,000,000
Payments to acquire interest in joint venture							¥ 30,000,000
Joint venture two established, internet finance
Investments in associated companies
Percentage of equity interest acquired							30.00%
Payments to acquire interest in joint venture							¥ 30,000,000
MAXWIN (B.V.I) LIMITED
Investments in associated companies
Percentage of equity interest acquired					49.00%	49.00%
Consideration in cash						¥ 344,600,000
Certain of equity investments | Investment income, net
Equity investments
Impairment provision						12,200,000	12,000,000	24,000,000
Investments in associated companies
Investments in associated companies
Cash dividends received						¥ 0	¥ 0	¥ 15,300,000